Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 94,000	¥ 92,828	¥ 101,410
Sublease rental received under operating leases	1,138	1,180	1,119
Total minimum rentals received in future under non cancelable subleases for operating lease	2,233
Gain or loss recorded on sale and leaseback transaction			0
Sale and Leaseback Transactions Regarding Certain Machinery and Equipment with SFIL
Leases Disclosure [Line Items]
Net cash proceeds from sale and leaseback transaction	¥ 1,856	¥ 8,391	¥ 6,810
Sale and leaseback transaction, average terms	2 years	2 years	2 years
Sale and Leaseback Transaction with Leasing Companies Including SFIL
Leases Disclosure [Line Items]
Net cash proceeds from sale and leaseback transaction			¥ 76,566
Sale and leaseback transaction, average terms			3 years